UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22610

THE HARTFORD ALTERNATIVE STRATEGIES FUND

(Exact name of registrant as specified in charter)

5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, Pennsylvania 19087

(Address of Principal Executive Offices) (Zip Code)

Edward P. Macdonald, Esquire

Hartford Funds Management Company, LLC

5 Radnor Corporate Center, Suite 300

100 Matsonford Road

Radnor, PA 19087

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (610) 386-4068

Date of fiscal year end: October 31

Date of reporting period: July 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Hartford Alternative Strategies Fund
Schedule of Investments July 31, 2015 (Unaudited)

Shares or Principal Amount			Market Value†
Foreign Government Obligations - 12.8%
	Greece - 0.7%
	Hellenic Republic Government Bond
EUR 1,342,000	3.00%, 02/24/2028(1)(2)	$	726,241

	Mexico - 11.2%
MXN 163,174,287	Mexican Udibonos
	4.50%, 11/22/2035(3)		11,717,671

	South Africa - 0.9%
	South Africa Government Bond - CPI Linked
ZAR 9,101,301	5.50%, 12/07/2023(3)		937,060

	Total Foreign Government Obligations
	(cost $15,056,934)		13,380,972

U.S. Government Securities - 5.6%
	U.S. Treasury Securities - 5.6%
	U.S. Treasury Bonds - 5.6%
$ 3,361,053	0.63%, 02/15/2043(3)		3,014,968
2,678,025	1.38%, 02/15/2044(3)		2,888,920

			5,903,888

	Total U.S. Government Securities
	(cost $5,546,500)		5,903,888

Common Stocks - 8.8%
	Banks - 2.6%
773,531	Alpha Bank A.E.*(4)(5)		214,281
18,168	BNP Paribas S.A.		1,181,779
516,530	Eurobank Ergasias S.A.*(4)(5)		62,874
325,238	Piraeus Bank S.A.*(4)(5)		106,559
22,565	Societe Generale S.A.		1,107,974

			2,673,467

	Capital Goods - 0.2%
130,580	Ellaktor S.A.*(4)(5)		217,850

	Commercial & Professional Services - 0.6%
26,876	Heidrick & Struggles International, Inc.		587,778

	Consumer Durables & Apparel - 0.8%
38,733	PanaHome Corp.		243,756
40,947	Sekisui House Ltd.		608,277

			852,033

	Consumer Services - 0.0%
3,760	OPAP S.A.(4)(5)		27,189

	Diversified Financials - 0.4%
59,492	Hellenic Exchanges - Athens Stock Exchange S.A. Holding(4)(5)		248,858
53,990	Uranium Participation Corp.*		208,472

			457,330

	Energy - 1.3%
30,093	Japan Petroleum Exploration Co., Ltd.		941,462
45,617	Motor Oil Hellas Corinth Refineries S.A.(4)(5)		364,089

			1,305,551

	Real Estate - 2.9%
45,520	Deutsche Annington Immobilien SE		1,420,219
5,750	Grand City Properties S.A.		99,492
133,674	Grivalia Properties REIC(4)(5)		955,156
440,339	Immobiliare Grande Distribuzione SIIQ S.p.A. REIT		409,128
2,691	LEG Immobilien AG*		195,831

			3,079,826

	Total Common Stocks
	(cost $11,021,057)		9,201,024

Convertible Bonds - 1.8%
	Energy-Alternate Sources - 1.1%
	SunEdison, Inc.

The Hartford Alternative Strategies Fund
Schedule of Investments July 31, 2015 (Unaudited)

$ 362,000	0.25%, 01/15/2020(6)		$	373,765
237,000	2.00%, 10/01/2018			398,901
231,000	2.75%, 01/01/2021			395,443

				1,168,109

	Oil & Gas - 0.7%
1,126,000	Cobalt International Energy, Inc. 3.13%, 05/15/2024			714,306

	Total Convertible Bonds (cost $1,956,000)			1,882,415

Exchange Traded Funds - 6.0%
	Other Investment Pools & Funds - 6.0%
7,173	Health Care Select Sector SPDR Fund			549,380
44,000	PowerShares DB Gold Fund			1,582,684
96,600	SPDR S&P Regional Banking ETF			4,213,692

	Total Exchange Traded Funds (cost $6,322,705)			6,345,756

Warrants - 0.2%
Banks - 0.2%
1,000,222	Alpha Bank A.E., Expires 12/10/17*(4)(5)			196,807
2,382,267	Piraeus Bank S.A., Expires 1/2/18*(4)(5)			49,593

	Total Warrants (cost $987,700)			246,400

	Total Long-Term Investments (cost $40,890,896)			36,960,455
Short-Term Investments - 57.2%
	Other Investment Pools & Funds - 57.2%
59,949,976	BlackRock Liquidity Funds TempFund Portfolio			59,949,976

	Total Short-Term Investments (cost $59,949,976)			59,949,976

	Total Investments Excluding Purchased Options (cost $100,840,872)	92.4%	$	96,910,431
	Total Purchased Options (cost $1,924,317)	1.9%	$	1,981,927

	Total Investments (cost $102,765,189)^	94.3%	$	98,892,358
	Other Assets and Liabilities	5.7%		6,010,663

	Total Net Assets	100.0%	$	104,903,021

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Trustees in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Other than the industry classifications “Other Investment Pools and Funds” and “Exchange Traded Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized depreciation consisted of:

Unrealized Appreciation	$1,013,906
Unrealized Depreciation	(4,886,737)

Net Unrealized Depreciation	$(3,872,831)

The Hartford Alternative Strategies Fund
Schedule of Investments July 31, 2015 (Unaudited)

*	Non-income producing.
(1)	This security was sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell this security in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell this security outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, this holding is determined to be liquid. At July 31, 2015, the aggregate value of this security was $726,241, which represents 0.7% of total net assets.
(2)	Variable rate security; the rate reported is the coupon rate in effect at July 31, 2015.
(3)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(4)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/Par	Security	Cost
04/2015	773,531	Alpha Bank A.E.	$587,931
03/2015	1,000,222	Alpha Bank A.E. Warrants	698,344
04/2015	130,580	Ellaktor S.A.	257,217
06/2015	516,530	Eurobank Ergasias S.A.	222,148
06/2015	133,674	Grivalia Properties REIC	1,330,338
06/2015	59,492	Hellenic Exchanges - Athens Stock Exchange S.A. Holding	396,138
06/2015	45,617	Motor Oil Hellas Corinth Refineries S.A.	438,003
04/2015	3,760	OPAP S.A.	35,088
04/2015	325,238	Piraeus Bank S.A.	412,140
05/2015	2,382,267	Piraeus Bank S.A. Warrants	289,356

			$4,666,703

At July 31, 2015, the aggregate value of these securities were $2,443,256, which represents 2.3% of total net assets.

(5)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Trustees. At July 31, 2015, the aggregate fair value of these securities were $2,443,256, which represents 2.3% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Trustees.
(6)	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, this holding is determined to be liquid. At July 31, 2015, the aggregate value of this security was $373,765, which represents 0.4% of total net assets.

		OTC Option Contracts Outstanding at July 31, 2015
Description	Counter- party	Exercise Price/FX Rate/ Rate	Expiration Date		Number of Contracts	Market Value †	Premiums Paid by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts:
Calls
Euro STOXX 50 Index Option	GSC	3,550.00 EUR	12/16/16	EUR	2,659	$830,621	$786,738	$43,883
FTSE/MIB Index Option	JPM	23,000.00 EUR	12/16/16	EUR	87	215,498	166,415	49,083
FTSE/MIB Index Option	MSC	24,000.00 EUR	12/16/16	EUR	407	801,984	811,026	(9,042)

Total Calls					3,153	$1,848,103	$1,764,179	$83,924

Total purchased option contracts					3,153	$1,848,103	$1,764,179	$83,924

Written option contracts:
Calls
FTSE/MIB Index Option	JPM	30,000.00 EUR	12/16/16	EUR	(87)	$(29,513)	$(25,139)	$(4,374)

Total written option contracts					(87)	$(29,513)	$(25,139)	$(4,374)

The Hartford Alternative Strategies Fund
Schedule of Investments July 31, 2015 (Unaudited)

Exchange Traded Option Contracts Outstanding at July 31, 2015
Description	Exercise Price/FX Rate/Rate	Expiration Date	Number of Contracts		Market Value †		Premiums Paid by Fund		Unrealized Appreciation/ (Depreciation)

Purchased option contracts:
Calls
Russell 2000 Index Option	1,500.00 USD	12/16/16	USD	17	$	23,970	$	41,787	$	(17,817)
S&P 500 Index Option	2,600.00 USD	12/16/16	USD	51		21,420		46,355		(24,935)
iShares Russel 2000 ETF Option	126.00 USD	09/18/15	USD	867		88,434		71,996		16,438

Total Calls				935	$	133,824	$	160,138	$	(26,314)

Total purchased option contracts				935	$	133,824	$	160,138	$	(26,314)

Written option contracts:
Calls
Russell 2000 Index Option	1,250.00 USD	12/16/16	USD	(17)	$	(163,030)	$	(170,033)	$	7,003
S&P 500 Index Option	2,100.00 USD	12/16/16	USD	(50)		(704,750)		(788,568)		83,818
S&P 500 Index Option	2,075.00 USD	12/16/16	USD	(50)		(775,750)		(727,348)		(48,402)
Utilities Select Sector SPDR Fund Option	44.00 USD	08/21/15	USD	(1,904)		(100,912)		(77,758)		(23,154)

Total Calls				(2,021)	$	(1,744,442)	$	(1,763,707)	$	19,265

Puts
iShares Russel 2000 ETF Option	115.00 USD	09/18/15	USD	(433)	$	(30,310)	$	(57,570)	$	27,260
Market Vectors Gold Miners Option	13.00 USD	08/21/15	USD	(1,540)		(43,120)		(43,759)		639
SPDR S&P Oil and Gas Exploration Option	37.00 USD	08/21/15	USD	(264)		(23,760)		(16,901)		(6,859)

Total Puts				(2,237)	$	(97,190)	$	(118,230)	$	21,040

Total written option contracts				(4,258)	$	(1,841,632)	$	(1,881,937)	$	40,305

Futures Contracts Outstanding at July 31, 2015
Description	Number of Contracts	Expiration Date	Notional Amount	Market Value †	Unrealized Appreciation/ (Depreciation)

Long position contracts:
DAX Index Future	1	09/18/2015	$317,693	$309,083	$(8,610)
Euro STOXX 50 Future	382	09/18/2015	14,923,078	15,363,710	440,632
FTSE/MIB Index Future	79	09/18/2015	10,039,399	10,445,435	406,036
IBEX 35 Index Future	5	08/21/2015	615,380	611,626	(3,754)
KOSPI 200 Index Future	18	09/10/2015	2,049,374	1,974,016	(75,358)
Long Gilt Future	9	09/28/2015	1,628,203	1,640,449	12,246
NIKKEI 225 Index Future	39	09/10/2015	6,437,141	6,520,749	83,608
S&P 500 (E-Mini) Future	16	09/18/2015	1,648,030	1,678,720	30,690
TOPIX Index Future	2	09/10/2015	265,735	271,206	5,471
U.S. Treasury 10-Year Note Future	21	09/21/2015	2,656,538	2,676,187	19,649

Total					$910,610

Short position contracts:
Australian 10-Year Bond Future	17	09/15/2015	$1,584,886	$1,613,217	$(28,331)
Australian SPI 200 Index Future	41	09/17/2015	4,361,799	4,465,634	(103,835)
BIST 30 Index Future	645	08/31/2015	2,497,644	2,379,829	117,815
CAC 40 Index Future	6	08/21/2015	330,864	334,103	(3,239)
Canadian Government 10-Year Bond Future	40	09/21/2015	4,455,128	4,567,695	(112,567)
EURO-BTP Future	23	09/08/2015	3,380,974	3,432,413	(51,439)
EURO-OAT Future	20	09/08/2015	3,237,146	3,268,442	(31,296)
Euro-Bund Future	33	09/08/2015	5,534,657	5,585,809	(51,152)
FTSE 100 Index Future	19	09/18/2015	1,982,801	1,979,929	2,872
FTSE KLCI Future	179	08/28/2015	3,958,207	4,007,886	(49,679)
FTSE/JSE Top 40 Future Index	138	09/17/2015	5,196,125	5,225,152	(29,027)
Japan 10-Year Bond Future	16	09/10/2015	18,875,405	18,995,342	(119,937)
Mexican Stock Exchange Index Future	61	09/18/2015	1,747,286	1,755,047	(7,761)
OMXS30 Index Future	14	08/21/2015	268,862	264,541	4,321
S&P/TSX 60 Index Future	52	09/17/2015	7,208,408	7,200,150	8,258
SGX CNX Nifty Index Future	158	08/27/2015	2,656,750	2,709,068	(52,318)
SGX FTSE China A50 Index Future	1	08/28/2015	10,570	10,560	10

Total					$(507,305)

Total futures contracts					$403,305

The Hartford Alternative Strategies Fund
Schedule of Investments July 31, 2015 (Unaudited)

OTC Total Return Swap Contracts Outstanding at July 31, 2015

Reference Entity	Counter- party		Notional Amount	Payments received (paid) by the Fund	Expiration Date	Upfront Premiums Paid		Upfront Premiums Received		Market Value †	Unrealized Appreciation/ (Depreciation)
BMF Ibovespa Volatility Index	BOA	BRL	3,251,983	BZM5	08/12/15	$—	$	—	$	41,888	$41,888
Dow Jones Wilshire REIT Total Return Index	BOA	USD	1,524,530	1M LIBOR + .15%	08/31/15	—		—		(90,461)	(90,461)
Eurex Stoxx Bank	GSC	EUR	276,528	(CAU5)	09/18/15	—		—		15,290	15,290
Industrial Select Sector SPDR	BOA	USD	2,097,377	1M LIBOR - .05%	04/29/16	—		—		(774)	(774)
Industrial Select Sector SPDR	BOA	USD	3,074,933	1M LIBOR +.05%	04/29/16	—		—		(9,101)	(9,101)
S&P 500 Utilities Select Sector SPDR	BOA	USD	1,053,192	1M LIBOR - .15%	02/26/16	—		—		(19,988)	(19,988)
S&P 500 Utilities Select Sector SPDR	BOA	USD	283,711	1M LIBOR	02/26/16	—		—		(17,313)	(17,313)
S&P 500 Utilities Select Sector SPDR	BOA	USD	1,265,774	1M LIBOR	02/26/16	—		—		(77,241)	(77,241)
Technology Select Sector Index	BOA	USD	2,296,251	1M LIBOR + .12%	04/29/16	—		—		65,449	65,449

Total						$—	$	—	$	(92,251)	$(92,251)

Foreign Currency Contracts Outstanding at July 31, 2015

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value †	Unrealized Appreciation/ (Depreciation)
AUD	Buy	08/31/15	GSC	$249,453	$247,334	$(2,119)
AUD	Buy	08/31/15	RBS	906,965	900,326	(6,639)
AUD	Buy	09/16/15	BCLY	843,522	803,378	(40,144)
AUD	Buy	09/16/15	NAB	3,421,529	3,370,980	(50,549)
AUD	Sell	08/31/15	BCLY	3,552,636	3,562,635	(9,999)
AUD	Sell	09/16/15	BOA	4,095,926	3,882,021	213,905
AUD	Sell	09/16/15	NAB	312,747	292,336	20,411
BRL	Buy	08/04/15	UBS	122,864	121,618	(1,246)
BRL	Buy	08/04/15	TDB	99,554	97,702	(1,852)
BRL	Buy	08/04/15	JPM	26,222	23,915	(2,307)
BRL	Sell	08/04/15	UBS	133,374	121,617	11,757
BRL	Sell	08/04/15	TDB	98,704	97,703	1,001
BRL	Sell	08/04/15	JPM	24,160	23,915	245
BRL	Sell	09/02/15	TDB	98,512	96,650	1,862
CAD	Buy	08/31/15	RBC	205,490	205,639	149
CAD	Buy	08/31/15	RBS	1,053,026	1,041,189	(11,837)
CAD	Buy	09/16/15	BCLY	153,057	145,233	(7,824)
CAD	Buy	09/16/15	JPM	278,307	260,654	(17,653)
CAD	Buy	09/16/15	RBC	1,035,920	1,008,983	(26,937)
CAD	Sell	08/31/15	MSC	94,465	94,028	437
CAD	Sell	09/16/15	JPM	700,257	655,839	44,418
CAD	Sell	09/16/15	BNP	514,720	498,376	16,344
CAD	Sell	09/16/15	RBC	211,108	205,619	5,489
CAD	Sell	09/16/15	JPM	58,251	55,035	3,216
CHF	Buy	08/31/15	BOA	266,462	265,192	(1,270)
CHF	Buy	08/31/15	RBS	1,013,181	1,001,720	(11,461)
CHF	Buy	09/16/15	BNP	316,899	309,920	(6,979)
CHF	Buy	09/16/15	BCLY	632,542	611,548	(20,994)
CHF	Buy	09/16/15	BCLY	2,087,096	2,048,169	(38,927)
CHF	Sell	08/31/15	UBS	3,941,892	3,900,180	41,712
CHF	Sell	08/31/15	GSC	637,447	633,974	3,473
CHF	Sell	08/31/15	MSC	115,193	113,949	1,244
CHF	Sell	09/16/15	UBS	2,721,777	2,615,148	106,629

The Hartford Alternative Strategies Fund
Schedule of Investments July 31, 2015 (Unaudited)

CHF	Sell	09/16/15	JPM	366,749	354,491	12,258
CNY	Sell	01/28/16	BOA	1,069,283	1,052,833	16,450
COP	Buy	08/31/15	MSC	82,920	82,016	(904)
COP	Sell	08/31/15	HSBC	306,419	303,677	2,742
EUR	Buy	08/31/15	GSC	794,645	799,832	5,187
EUR	Buy	08/31/15	MSC	1,064,397	1,052,527	(11,870)
EUR	Buy	09/16/15	TDB	506,217	507,709	1,492
EUR	Buy	09/16/15	JPM	26,914	26,374	(540)
EUR	Buy	09/16/15	DEUT	107,918	106,597	(1,321)
EUR	Buy	09/16/15	RBC	301,365	296,713	(4,652)
EUR	Buy	09/16/15	JPM	139,231	134,071	(5,160)
EUR	Buy	09/16/15	HSBC	307,641	300,009	(7,632)
EUR	Buy	09/16/15	BMO	417,638	409,903	(7,735)
EUR	Buy	09/16/15	MSC	966,918	951,679	(15,239)
EUR	Buy	09/16/15	BNP	1,344,708	1,307,735	(36,973)
EUR	Buy	09/16/15	BCLY	2,547,272	2,500,082	(47,190)
EUR	Buy	09/16/15	BCLY	12,006,593	11,944,348	(62,245)
EUR	Sell	08/31/15	BNP	3,110,551	3,085,067	25,484
EUR	Sell	08/31/15	HSBC	3,108,626	3,083,968	24,658
EUR	Sell	08/31/15	DEUT	3,108,480	3,083,968	24,512
EUR	Sell	08/31/15	RBS	526,340	525,164	1,176
EUR	Sell	09/16/15	JPM	16,369,525	15,984,042	385,483
EUR	Sell	09/16/15	RBS	1,336,864	1,307,735	29,129
EUR	Sell	09/16/15	DEUT	671,245	657,164	14,081
EUR	Sell	09/16/15	SSG	157,678	153,851	3,827
EUR	Sell	09/16/15	CBK	384,881	382,430	2,451
GBP	Buy	09/16/15	JPM	139,169	137,379	(1,790)
GBP	Buy	09/16/15	DEUT	681,867	669,725	(12,142)
GBP	Sell	08/28/15	MSC	112,104	112,415	(311)
GBP	Sell	08/28/15	HSBC	110,398	110,854	(456)
GBP	Sell	09/16/15	BCLY	53,414	53,078	336
GBP	Sell	09/16/15	JPM	265,967	270,076	(4,109)
GBP	Sell	09/16/15	BOA	478,878	483,951	(5,073)
IDR	Sell	08/31/15	UBS	322,437	321,193	1,244
INR	Buy	08/31/15	JPM	2,382,988	2,365,227	(17,761)
INR	Buy	09/16/15	CBK	1,200,803	1,206,890	6,087
INR	Sell	09/16/15	JPM	966,394	959,135	7,259
INR	Sell	09/16/15	BCLY	248,913	247,755	1,158
JPY	Buy	08/31/15	MSC	118,134	117,249	(885)
JPY	Buy	08/31/15	BNP	825,235	824,329	(906)
JPY	Buy	09/16/15	BCLY	284,056	284,886	830
JPY	Buy	09/16/15	GSC	1,412,847	1,413,143	296
JPY	Buy	09/16/15	JPM	361,179	360,916	(263)
JPY	Buy	09/16/15	DEUT	321,261	320,490	(771)
JPY	Buy	09/16/15	HSBC	1,772,608	1,735,992	(36,616)
JPY	Sell	08/31/15	BNP	1,737,346	1,735,439	1,907
JPY	Sell	08/31/15	GSC	231,397	231,656	(259)
JPY	Sell	09/16/15	HSBC	1,387,691	1,359,026	28,665
JPY	Sell	09/16/15	BNP	326,763	323,179	3,584
JPY	Sell	09/16/15	JPM	65,935	65,695	240
JPY	Sell	09/16/15	GSC	2,020,454	2,020,878	(424)
JPY	Sell	09/16/15	BCLY	345,639	346,649	(1,010)
KRW	Sell	08/31/15	CBK	206,585	204,483	2,102
MXN	Buy	08/31/15	CBK	117,748	116,662	(1,086)
MXN	Buy	09/17/15	JPM	153,766	147,605	(6,161)
MXN	Buy	09/17/15	BCLY	3,812,920	3,663,661	(149,259)
MXN	Buy	09/17/15	RBC	11,815,745	11,610,778	(204,967)
MXN	Sell	08/31/15	RBC	11,837,639	11,955,948	(118,309)
MXN	Sell	09/17/15	RBC	15,914,721	15,422,044	492,677
MYR	Buy	08/28/15	MSC	120,336	120,515	179
MYR	Buy	08/28/15	UBS	432,680	431,715	(965)
NOK	Buy	08/31/15	DEUT	263,887	264,495	608
NOK	Sell	08/31/15	DEUT	111,804	112,061	(257)
NZD	Buy	08/31/15	NAB	512,418	512,235	(183)
NZD	Buy	09/16/15	BNP	518,558	511,583	(6,975)
NZD	Sell	08/31/15	NAB	333,928	333,809	119
NZD	Sell	09/16/15	NAB	518,770	511,583	7,187

The Hartford Alternative Strategies Fund
Schedule of Investments July 31, 2015 (Unaudited)

PHP	Sell	08/28/15	BOA	530,727	525,950	4,777
PHP	Sell	08/28/15	BOA	428,165	426,741	1,424
PLN	Buy	09/16/15	RBS	1,316,346	1,275,476	(40,870)
PLN	Sell	09/16/15	BCLY	264,597	261,819	2,778
PLN	Sell	09/16/15	CBK	991,972	1,013,657	(21,685)
RUB	Buy	08/31/15	MSC	97,142	94,413	(2,729)
SEK	Buy	08/31/15	GSC	793,362	789,696	(3,666)
SEK	Buy	09/16/15	RBS	612,493	574,647	(37,846)
SEK	Buy	09/16/15	RBS	1,343,616	1,281,905	(61,711)
SEK	Buy	09/16/15	CBK	1,763,433	1,694,705	(68,728)
SEK	Sell	08/31/15	BOA	266,915	265,822	1,093
SEK	Sell	08/31/15	GSC	222,197	221,170	1,027
SEK	Sell	08/31/15	GSC	524,425	523,527	898
SEK	Sell	09/16/15	NAB	488,414	457,003	31,411
SEK	Sell	09/16/15	BCLY	640,753	613,398	27,355
SEK	Sell	09/16/15	JPM	1,510,091	1,489,233	20,858
SEK	Sell	09/16/15	BNP	1,000,492	991,624	8,868
SGD	Buy	08/31/15	UBS	532,417	530,156	(2,261)
SGD	Sell	08/31/15	RBS	525,912	524,330	1,582
TRY	Buy	08/31/15	UBS	433,629	426,719	(6,910)
TWD	Buy	09/16/15	BOA	9,327,506	9,095,894	(231,612)
TWD	Sell	09/16/15	HSBC	9,291,878	9,095,894	195,984
ZAR	Buy	08/31/15	UBS	420,585	413,535	(7,050)
ZAR	Buy	09/16/15	BCLY	40,729	39,353	(1,376)
ZAR	Buy	09/16/15	BCLY	156,133	154,746	(1,387)
ZAR	Sell	09/16/15	CBK	197,016	194,099	2,917

Total						$357,705

† See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BMO	Bank of Montreal
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBK	Citibank NA
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NAB	National Australia Bank Limited
RBC	RBC Dominion Securities, Inc.
RBS	RBS Greenwich Capital
SSG	State Street Global Markets LLC
TDB	Toronto-Dominion Bank
UBS	UBS AG

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan
COP	Colombian Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korea Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone

The Hartford Alternative Strategies Fund
Schedule of Investments July 31, 2015 (Unaudited)

NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	Taiwanese Dollar
USD	United States Dollar
ZAR	South African Rand

Index Abbreviations:
BIST	Borsa Istanbul 100 Index
CAC	Cotation Assistee en Continu
DAX	Deutscher Aktien Index
FTSE	Financial Times and Stock Exchange
IBEX	Spanish Stock Index
KLCI	Kuala Lumpur Composite Index
KOSPI	Korea Composite Stock Price
MIB	Milano Italia Borsa
S&P	Standard & Poors
SGX	Singapore Exchange
TSX	Toronto Stock Exchange

Other Abbreviations:
ETF	Exchange Traded Fund
OTC	Over-the-Counter
REIC	Real Estate Investment Company
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipt

The Hartford Alternative Strategies Fund
Schedule of Investments July 31, 2015 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Foreign Government Obligations	$13,380,972	$—	$13,380,972	$—
U.S. Government Securities	5,903,888	—	5,903,888	—
Common Stocks
Banks	2,673,467	—	2,289,753	383,714
Capital Goods	217,850	—	—	217,850
Commercial & Professional Services	587,778	587,778	—	—
Consumer Durables & Apparel	852,033	—	852,033	—
Consumer Services	27,189	—	—	27,189
Diversified Financials	457,330	208,472	—	248,858
Energy	1,305,551	—	941,462	364,089
Real Estate	3,079,826	508,620	1,616,050	955,156
Convertible Bonds	1,882,415	—	1,882,415	—
Exchange Traded Funds	6,345,756	6,345,756	—	—
Warrants	246,400	—	—	246,400
Short-Term Investments	59,949,976	59,949,976	—	—
Purchased Options	1,981,927	133,824	1,848,103	—
Foreign Currency Contracts(2)	1,876,672	—	1,876,672	—
Futures Contracts(2)	1,131,608	1,131,608	—	—
Swaps - Total Return(2)	122,627	—	122,627	—

Total	$102,023,265	$68,866,034	$30,713,975	$2,443,256

Liabilities
Foreign Currency Contracts(2)	$(1,518,967)	$—	$(1,518,967)	$—
Futures Contracts(2)	(728,303)	(728,303)	—	—
Swaps - Total Return(2)	(214,878)	—	(214,878)	—
Written Options	(1,871,145)	(1,841,632)	(29,513)	—

Total	$(4,333,293)	$(2,569,935)	$(1,763,358)	$—

(1) For the period ended July 31, 2015, investments valued at $5,795,489 were transferred from Level 1 to Level 2, and there were no transfers from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:

a)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).

b)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).

c)	Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

The Hartford Alternative Strategies Fund
Schedule of Investments July 31, 2015 (Unaudited)

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the nine-month period ended July 31, 2015:

	Common Stock	Warrants	Total
Beginning balance	$-	$-	$-
Purchases	408,590	765,040	1,173,630
Sales	(739,744)	(194,641)	(934,385)
Accrued discounts/(premiums)	-	-	-
Total realized gain/(loss)	(546,145)	(459,141)	(1,005,286)
Net change in unrealized appreciation/depreciation	(345,355)	(180,229)	(525,584)
Transfers into Level 3 (1)	3,419,510	315,371	3,734,881
Transfers out of Level 3 (1)	-	-	-
Ending balance	$2,196,856	$246,400	$2,443,256

The change in net unrealized appreciation/depreciation relating to the Level 3 investment held at July 31, 2015 was $(525,584).

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

(1)	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
a)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
b)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
c)	Investments that have certain restrictions on trading (transfer into level 3) or investments where trading restrictions have expired (transfer out of Level 3).

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford Alternative Strategies Fund (the “Fund”)

Notes to the Schedule of Investments

Investment Valuation and Fair Value Measurements:

For purposes of calculating the net asset value (“NAV”), portfolio investments and other assets held by the Fund’s portfolio for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices or official close price. If no sales are reported, market value is based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the investment as determined in good faith under policies and procedures established by and under the supervision of the Board of Trustees of The Hartford Alternative Strategies Fund (the “Board of Trustees”). Market quotes are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or indicative market quotes), including where events occur after the close of the relevant market, but prior to the close of the New York Stock Exchange (“NYSE Close”), that materially affect the values of the Fund’s portfolio investments or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the investments trade do not open for trading for the entire day and no other market prices are available. In addition, prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Trustees in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Investments that are primarily traded on foreign markets may trade on days that are not business days of the Fund. The value of the foreign investments in which the Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio investment is primarily traded. There can be no assurance that the Fund could obtain the fair market value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Fixed income investments (other than short-term obligations), non-exchange traded derivatives and centrally cleared swaps held by the Fund are normally valued on the basis of quotes obtained from independent pricing services or brokers and dealers in accordance with procedures established by the Fund’s Board of Trustees. Prices obtained from independent pricing services use information provided by market makers or estimates of market values through accepted market modeling, trading and pricing conventions. Inputs to the models may include, but are not limited to, prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models and the investment’s terms and conditions. Generally, the Fund may use fair valuation in regard to fixed income investments when the Fund holds defaulted or distressed investments or investments in a company in which a reorganization is pending. Short-term investments maturing in 60 days or less are generally valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

Exchange traded options, futures and options on futures are valued at the settlement price or last trade price determined by the relevant exchange as of the NYSE Close. If the last trade price for exchange traded options does not fall between the bid and ask prices, the value will be the mean of the bid and ask prices as of the NYSE Close. If a last trade price is not available, the value will be the mean of the bid and ask prices as of the NYSE Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the bid price as of the NYSE Close. In the case of OTC options and such instruments that do not trade on an exchange, values may be supplied by a pricing service using a formula or other objective method that may take into consideration the style, direction, expiration, strike price, notional value and volatility or other special adjustments.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of the Fund.

Investments in open-end mutual funds are valued at the respective NAV of each open-end mutual fund on each day that the NYSE is open (the “Valuation Date”).

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Trustees generally reviews and approves the “Procedures for Valuation of Portfolio Securities” at least once a year. These procedures define how investments are to be valued, including the formation and activities of a Valuation Committee. The Valuation Committee is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. Voting members of the Valuation Committee include the Trust’s Treasurer or designee and a Vice President of the investment manager or designee. A Vice President of the Trust with legal expertise or designee is also included on the Valuation Committee as a non-voting advisory member. In addition, the Trust’s Chief Compliance Officer shall designate a member of the compliance group to attend Valuation Committee meetings as a non-voting resource, to monitor for and provide guidance with respect to compliance with these procedures. Two members of the Valuation Committee or their designees, representing different departments, shall constitute a quorum for purposes of permitting the Valuation Committee to take action. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of the Fund’s subadviser, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Trustees. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “lookback” test). The Board of Trustees then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Valuation Summary which follows the Schedule of Investments.

For information regarding a Fund’s other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)	Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE HARTFORD ALTERNATIVE STRATEGIES FUND

Date: September 29, 2015	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: September 29, 2015	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Date: September 29, 2015	By:	/s/ Michael Flook
Michael Flook
Vice President, Treasurer and Controller